AST BOND PORTFOLIO 2020
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.8%
Asset-Backed Securities — 4.4%
Automobiles — 3.2%
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.500%)
1.135%(c)	06/15/22	800	$ 795,130
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	61	60,450
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	4	4,389
Series 2017-02, Class A2, 144A
1.970%	01/20/23	9	9,286
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	1,200	1,188,838
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
1.135%(c)	07/15/22	1,500	1,486,120
			3,544,213
Collateralized Loan Obligations — 0.6%
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.482%(c)	11/15/26	196	189,860
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.659%(c)	04/20/28	500	488,147
			678,007
Credit Cards — 0.6%
American Express Credit Account Master Trust,
Series 2017-03, Class A
1.770%	11/15/22	637	636,732
Student Loans — 0.0%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	9	9,044
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	20	19,718
			28,762

Total Asset-Backed Securities (cost $4,940,894)			4,887,714
Commercial Mortgage-Backed Securities — 3.1%
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	1	964
Series 2015-CR27, Class A1
1.577%	10/10/48	30	29,439
Series 2015-DC01, Class A2
2.870%	02/10/48	31	30,532
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	261	$ 259,266
Series 2017-C06, Class A1
1.907%	06/10/50	197	196,088
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	363	367,238
GS Mortgage Securities Trust,
Series 2015-GS01, Class A1
1.935%	11/10/48	70	69,826
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	454	458,141
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	1,300	1,362,925
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	700	715,586

Total Commercial Mortgage-Backed Securities (cost $3,417,938)			3,490,005
Corporate Bonds — 19.5%
Auto Manufacturers — 0.9%
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.150%	09/28/20	1,000	996,004
Banks — 7.2%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.400%
2.131%(c)	08/11/20	1,000	988,155
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	1,125	1,138,252
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.100%	10/05/20	1,000	1,005,976
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	770	777,314
Sub. Notes
3.875%	03/26/25	355	365,904
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	1,025	1,037,677
4.500%	01/24/22	250	261,049
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	125	128,264
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	865	866,222
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	240	242,783
A1

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,000	$ 999,305
Trade & Development Bank of Mongolia LLC (Mongolia),
Gov’t. Gtd. Notes, 144A, EMTN
9.375%	05/19/20	200	198,534
			8,009,435
Biotechnology — 1.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	133	134,878
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20(a)	995	997,744
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	250	260,187
			1,392,809
Chemicals — 0.6%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.000%	07/19/20	500	500,366
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	190	194,348
			694,714
Commercial Services — 0.4%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.800%	05/01/21	400	421,311
Diversified Financial Services — 0.1%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	120	119,492
Electric — 1.0%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21(a)	1,115	1,113,505
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	365	367,113
Insurance — 1.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	575	575,472
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	15	15,549
4.569%	02/01/29	50	52,660
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
1.593%(c)	10/01/20	1,000	995,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	160	$ 162,217
			1,801,838
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	25	26,269
Media — 1.0%
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.400%
2.309%(c)	04/01/21	1,175	1,159,509
Oil & Gas — 1.5%
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.450%	04/01/20	760	760,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	950	923,378
			1,683,378
Oil & Gas Services — 0.7%
Schlumberger Finance Canada Ltd.,
Gtd. Notes, 144A
2.200%	11/20/20	750	740,341
Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	1,150	1,148,960
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22	560	578,179
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
1.719%(c)	03/09/21	620	607,255
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22	380	390,646
			2,725,040
Pipelines — 0.2%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	50	49,116
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.899%(c)	09/09/21	180	176,696
			225,812
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	25	25,467

A2

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	$ 208,845
			234,312

Total Corporate Bonds (cost $21,690,242)			21,710,882
Residential Mortgage-Backed Security — 0.3%
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	333	331,947
(cost $333,333)
Sovereign Bonds — 8.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	250	254,578
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
2.000%	04/17/20	800	800,304
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20	500	497,582
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	06/01/20	800	801,490
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	09/08/20	1,000	1,005,053
Province of Alberta (Canada),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	800	803,136
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20	800	807,281
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	100	101,014
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	800	800,887
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.500%	07/29/20	800	806,865
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	06/30/20	800	802,130
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20	500	341,163
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	800	800,841
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20	500	$ 490,048

Total Sovereign Bonds (cost $9,269,649)			9,112,372
U.S. Government Agency Obligations — 2.1%
Federal Home Loan Bank
2.625%	10/01/20	1,000	1,011,390
Federal Home Loan Mortgage Corp.
1.625%	09/29/20	390	392,156
Federal National Mortgage Assoc.
2.875%	10/30/20	1,000	1,015,355

Total U.S. Government Agency Obligations (cost $2,398,240)			2,418,901
U.S. Treasury Obligations — 46.2%
U.S. Treasury Bonds
2.375%	11/15/49	110	137,122
3.125%	02/15/43	2,120	2,877,238
3.625%	08/15/43	35	51,270
3.625%	02/15/44	5,755	8,461,648
3.750%	11/15/43(k)	1,870	2,793,897
U.S. Treasury Notes
0.625%	03/31/27	600	603,375
1.250%	08/31/24	2,850	2,961,328
1.500%	02/15/30	800	862,500
1.750%	05/15/23	100	104,367
2.250%	11/15/25	5,590	6,136,772
2.250%	11/15/27	3,380	3,797,219
2.625%	11/15/20	200	203,008
2.625%	01/31/26	3,760	4,222,362
3.000%	09/30/25(k)	8,745	9,948,121
3.125%	11/15/28	2,955	3,567,239
U.S. Treasury Strips Coupon
1.643%(s)	05/15/29	20	18,591
2.205%(s)	05/15/39	380	297,751
2.334%(s)	08/15/41	2,715	2,025,008
2.353%(s)	02/15/44	675	476,191
2.365%(s)	05/15/44	2,495	1,752,835
2.394%(s)	11/15/43	274	192,999

Total U.S. Treasury Obligations (cost $46,824,771)			51,490,841

Total Long-Term Investments (cost $88,875,067)			93,442,662

A3

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Short-Term Investments — 19.5%
Affiliated Mutual Funds — 6.9%
PGIM Core Short-Term Bond Fund(w)	703,545	$ 6,324,869
PGIM Core Ultra Short Bond Fund(w)	3,979	3,979
PGIM Institutional Money Market Fund (cost $1,350,417; includes $1,350,150 of cash collateral for securities on loan)(b)(w)	1,353,951	1,351,784

Total Affiliated Mutual Funds (cost $7,855,619)		7,680,632

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 10.8%
Australia & New Zealand Banking Group Ltd.
1.580%	12/01/20	1,000	1,001,469
Canadian Imperial Bank of Commerce
1.730%	12/01/20	1,000	1,001,381
Credit Industriel et Commercial
US Federal Funds Effective Rate+ 0.400%
0.500%(c)	08/13/20	1,000	992,584
Credit Suisse AG
1.780%	12/01/20	1,000	1,003,073
DNB Bank ASA
1.700%	12/01/20	1,000	1,003,961
Lloyds Bank Corp. Market PLC
1.680%	12/02/20	1,000	999,163
Natixis SA
1.790%	12/01/20	1,000	1,005,344
Nordea Bank Abp
1.740%	12/01/20	1,000	1,002,903
Skandinaviska Enskilda Banken AB
1 Month LIBOR + 0.120%
1.125%(c)	12/07/20	1,000	986,748
Standard Chartered Bank
1.800%	12/01/20	1,000	1,003,275
State Street Bank and Trust Co.
1 Month LIBOR + 0.240%
1.164%(c)	07/22/20	1,000	996,579
Toronto-Dominion Bank (The)
1.720%	12/01/20	1,000	1,002,077

Total Certificates of Deposit (cost $12,000,067)			11,998,557
Commercial Paper(n) — 1.8%
HSBC Bank PLC
144A, 3 Month LIBOR + 0.200%
1.963%	11/02/20	1,000	1,006,009
Ontario Teachers’ Finance Trust
144A, 1 Month LIBOR + 0.260%
0.965%	09/16/20	1,000	998,686

Total Commercial Paper (cost $1,999,867)			2,004,695

Value
Options Purchased*~ — 0.0%
(cost $11,975)	$ 11,805

Total Short-Term Investments (cost $21,867,528)	21,695,689

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—103.3% (cost $110,742,595)	115,138,351
Option Written*~ — (0.0)%
(premiums received $3,918)	(2,156)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—103.3% (cost $110,738,677)	115,136,195

Liabilities in excess of other assets(z) — (3.3)%	(3,643,303)

Net Assets — 100.0%	$ 111,492,892

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,324,361; cash collateral of $1,350,150 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
A4

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	11	11	$ 688
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	11	11	2,062
Total Exchange Traded (cost $11,205)						$2,750

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	135	$ 2,408
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	131	2,320
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	140	2,379
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	131	1,948
Total OTC Traded (cost $770)							$ 9,055
Total Options Purchased (cost $11,975)							$11,805
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	23	23	$(2,156)
(premiums received $3,918)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
154	2 Year U.S. Treasury Notes	Jun. 2020	$33,938,953	$ (458,765)
185	5 Year U.S. Treasury Notes	Jun. 2020	23,191,485	(104,458)
35	10 Year U.S. Treasury Notes	Jun. 2020	4,854,063	(183,741)
66	20 Year U.S. Treasury Bonds	Jun. 2020	11,818,125	(439,141)
57	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	12,646,875	(262,280)
				$(1,448,385)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
52,540	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$ 331,824	$ 355,828	$ 24,004
63,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	198,925	1,379,857	1,180,932
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	(41,418)	(46,280)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(15,830)	(15,649)
2,639	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(30,268)	(500,514)	(470,246)
4,255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(481,686)	(772,029)	(290,343)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	155,233	160,133
A5

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
190	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$ —	$ (44,743)	$ (44,743)
382	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	4,038	4,038
				$ 18,576	$ 520,422	$ 501,846

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6